Note 10 - Fair Value of Financial Instruments - Carrying Amount and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 417,834	$ 332,633
Capital leases, including current portion	42,009	39,033
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	417,485	332,926
Capital leases, including current portion	$ 39,023	$ 37,505